Financial Instruments - Schedule of Net Realized Losses and Net Unrealized Gains are Recognized in the Statements of Loss (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Level 1 [Member]
Schedule of Net Realized Losses and Net Unrealized Gains are Recognized in the Statements of Loss [Line Items]
Opening balance	$ 272,520	$ 778,085
Realized loss on investments		(419,093)
Additions	22,180,585
Unrealized loss on investments	(3,056,555)
Foreign exchange loss	(10,787)
Transferred from level 3		272,520
Investments sold		(358,992)
Ending balance	19,385,763	272,520
Level 2 [Member]
Schedule of Net Realized Losses and Net Unrealized Gains are Recognized in the Statements of Loss [Line Items]
Opening balance	496,934,790	555,838,900
Digital assets acquired	34,559,755	232,267,760
Digital assets disposed	(16,466,844)	(87,878,518)
Digital assets earned from staking, lending and fees	3,677,070	12,332,036
Realized gain on digital assets	(60,135,440)	49,635,380
Unrealized losses on digital assets	(140,304,931)	(260,376,909)
Settlement of Genesis loan		(6,100,598)
Digital assets transferred in from level 3	30,731,127	2,749,352
Digital assets from settlement of ETPs	10,378,596
Fees and other	98,668	(1,532,613)
Ending balance	359,472,791	496,934,790
Level 3 [Member]
Schedule of Net Realized Losses and Net Unrealized Gains are Recognized in the Statements of Loss [Line Items]
Opening balance	180,006,819	294,773,144
Transferred to level 1		(272,520)
Acquired as subsidiary		(379,906)
Realized gain	(2,228,661)	31,217,931
Unrealized (loss)/ gain	(51,115,272)	(121,974,940)
Transferred to level 2	(30,731,127)	(2,749,352)
Foreign exchange loss	(523,862)	(527,269)
Equity investments disposed	(15,965,180)	(71,685,819)
Cash	15,965,179	50,865,445
Cash transferred to bank	(15,965,179)
Management fees	(248,663)
Digital assets earned from staking, lending and fees	2,857,232	740,105
Ending balance	82,051,286	180,006,819
Level 3 [Member] | Investee Publicly Trade Companies [Member]
Schedule of Net Realized Losses and Net Unrealized Gains are Recognized in the Statements of Loss [Line Items]
Opening balance	13,599,316
Ending balance		13,599,316
Warrants granted		53,195,195
Change in fair value	(8,910,960)	(39,595,879)
Ending balance	$ 4,688,356	$ 13,599,316